Expense Example - John Hancock Emerging Markets Equity Fund	Class A Expense Example, with Redemption, 1 Year	Class A Expense Example, with Redemption, 3 Years	Class A Expense Example, with Redemption, 5 Years	Class A Expense Example, with Redemption, 10 Years	Class C Expense Example, with Redemption, 1 Year	Class C Expense Example, with Redemption, 3 Years	Class C Expense Example, with Redemption, 5 Years	Class C Expense Example, with Redemption, 10 Years	Class I Expense Example, with Redemption, 1 Year	Class I Expense Example, with Redemption, 3 Years	Class I Expense Example, with Redemption, 5 Years	Class I Expense Example, with Redemption, 10 Years	Class R2 Expense Example, with Redemption, 1 Year	Class R2 Expense Example, with Redemption, 3 Years	Class R2 Expense Example, with Redemption, 5 Years	Class R2 Expense Example, with Redemption, 10 Years	Class R4 Expense Example, with Redemption, 1 Year	Class R4 Expense Example, with Redemption, 3 Years	Class R4 Expense Example, with Redemption, 5 Years	Class R4 Expense Example, with Redemption, 10 Years	Class R6 Expense Example, with Redemption, 1 Year	Class R6 Expense Example, with Redemption, 3 Years	Class R6 Expense Example, with Redemption, 5 Years	Class R6 Expense Example, with Redemption, 10 Years
USD ($)	625	917	1,230	2,116	302	654	1,131	2,451	101	345	609	1,362	142	470	821	1,821	116	413	732	1,637	91	314	555	1,247